SEIX FUNDS, INC.
                     (FORMERLY KNOWN AS SAMCO FUNDS, INC.)
            CLASS I AND CLASS P PROSPECTUSES DATED DECEMBER 1, 2001
                       SUPPLEMENT DATED JANUARY 15, 2002


THE FOLLOWING INFORMATION REPLACES BARBARA HOFFMAN AND HER DESCRIPTION UNDER "PORTFOLIO MANAGERS" FOUND ON PAGE 4 OF THE CLASS I AND CLASS P PROSPECTUSES:


ADRIEN WEBB, CFA, SENIOR PORTFOLIO MANAGER SINCE DECEMBER 2001, SENIOR INVESTMENT ANALYST SINCE MAY 2000
Formerly, Vice President, Fixed Income, Conning Asset Management (June 1995 to May 2000); B.S., University of Missouri, Business Administration, Summa Cum Laude